Reportable Segments and Geographic Information (Details) - Schedule of Reportable Segments - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance [Member]
Segment Reporting Information [Line Items]
Revenues		$ 492,747	$ 452,584	$ 441,791
Segment operating profit		89,316	79,009	77,406
All other [Member]
Segment Reporting Information [Line Items]
Revenues		22,057	22,244	21,763
Segment operating profit		4,825	4,468	3,998
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	(220)	(92)	(2,519)
Segment operating profit	[1]	(15,273)	(16,986)	(23,916)
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues		514,584	474,736	461,035
Segment operating profit		$ 78,868	$ 66,491	$ 57,488

[1]	Unallocated includes amortization of purchased intangible assets, stock-based compensation expenses, capitalization of software development, and certain other items.